Cash and Cash Equivalents (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash in bank accounts	SFr 1,383,182	SFr 5,392,599
Cash on hand	1,538	608
Total cash and cash equivalents	SFr 1,384,720	SFr 5,393,207	SFr 14,973,369	SFr 32,442,222